SCHEDULE I - CONDENSED PARENT ONLY FINANCIAL INFORMATION OF ADVANTAGE SOLUTIONS INC.	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
SCHEDULE I - CONDENSED PARENT ONLY FINANCIAL INFORMATION OF ADVANTAGE SOLUTIONS INC.
SCHEDULE I
ADVANTAGE SOLUTIONS INC.
CONDENSED PARENT ONLY FINANCIAL INFORMATION OF ADVANTAGE SOLUTIONS INC. CONDENSED BALANCE SHEETS

	December 31,
(in thousands)	2020	2019
ASSETS
Investment in subsidiaries	$2,443,069	$1,577,799

Total assets	$2,443,069	$1,577,799

LIABILITIES AND STOCKHOLDERS’ EQUITY
Warranty liability	21,334	—

Total liability	21,334	—
Equity attributable to stockholders of Advantage Solutions Inc.
Common stock $0.0001 par value, 3,290,000,000 shares authorized; 318,425,182 and 203,750,000 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	32	23
Additional paid-in capital	3,348,546	2,337,468
Accumulated deficit	(921,101)	(745,295)
Loans to Karman Topco L.P.	(6,316)	(6,244)
Accumulated other comprehensive loss	674	(8,153)
Total equity attributable to stockholders of Advantage Solutions Inc.	2,421,835	1,577,799
Equity attributable to noncontrolling interest	—	—

Total stockholders’ equity	2,421,835	1,577,799

Total liabilities and stockholders’ equity	2,443,069	1,577,799

See Notes to Condensed Financial Statements
SCHEDULE I
ADVANTAGE SOLUTIONS INC.
CONDENSED PARENT ONLY FINANCIAL INFORMATION
OF ADVANTAGE SOLUTIONS INC.
CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
(in thousands)	2020	2019	2018
Revenues	$—	$—	$—
Cost of revenues	—	—	—
Selling, general, and administrative expenses	—	—	—
Depreciation and amortization	—	—	—

Total expenses	—	—	—

Operating income	—	—	—
Other expenses:
Change in fair value of warrant liability	13,363
Interest expense, net	—	—	—

Total other expenses	13,363
Loss before income taxes and equity in net income of subsidiaries	(13,363)	—	—
Provision for income taxes	—	—	—

Net loss before equity in net income of subsidiaries	(13,363)	—	—
Equity in net loss of subsidiaries	(162,443)	(21,172)	(1,157,332)

Net loss attributable to subsidiaries	(175,806)	(21,172)	(1,157,332)
Other comprehensive income (loss), net of tax
Equity in comprehensive income (loss) of subsidiaries	8,827	5,497	(8,961)

Total comprehensive loss	$(166,979)	$(15,675)	$(1,166,293)

See Notes to Condensed Financial Statements
ADVANTAGE SOLUTIONS INC.
CONDENSED PARENT ONLY FINANCIAL INFORMATION
OF ADVANTAGE SOLUTIONS INC.
NOTES TO THE CONDENSED FINANCIAL STATEMENTS
1. Basis of Presentation
In the parent company only financial statements, Advantage Solutions Inc.’s (“Parent”) investment in subsidiaries is stated at cost plus equity in undistributed earnings of the subsidiaries during the years ended December 31, 2020 and 2019. The accompanying condensed parent company financial statements have been prepared in accordance with Rule
12-04,
Schedule 1 of Regulation
S-X.
A condensed statement of cash flows was not presented because Parent’s operating activities have no cash impact and there were no investing or financing cash flow activities during the years ended December 31, 2020, 2019, and 2018. This information should be read in conjunction with the accompanying Consolidated Financial Statements.
Revision of Prior Period Financial Statements
The Consolidated Financial Statements of the Parent as of and for the year ended December 31, 2020, have been revised. As of D
e
cember 31, 2020, 7,333,333 private placement warrants remained outstanding at a fair value of $21.2 million. The initial fair value of the private placement warrants on the Closing date was $7.9 million with $13.4 million of changes in the estimated fair value recorded for the year ended December 31, 2020. Refer to Note 1 “Organization and Significant Accounting Policies,” of accompanying Consolidated Financial Statements for description of the revision.
2. Debt Restrictions
Pursuant to the terms of the New Senior Secured Credit Facilities and the Notes discussed in Note 7, Debt, of the Notes to the Consolidated Financial Statements, the Parent’s subsidiaries have restrictions on their ability to pay dividends or make intercompany loans and advances to the Parent. Since the restricted net assets of the Parent’s subsidiaries exceed 25% of the consolidated net assets of the Parent and its subsidiaries, the accompanying condensed parent company financial statements have been prepared in accordance with Rule
12-04,
Schedule 1 of Regulation
S-X.
Advantage Sales & Marketing Inc., an indirect wholly-owned subsidiary of the Company (the “Borrower”) has obligations under the New Term Loan Facility that are guaranteed by Karman Intermediate Corp. (“Holdings”) and all of the Borrower’s direct and indirect wholly owned material U.S. subsidiaries (subject to certain permitted exceptions) and Canadian subsidiaries (subject to certain permitted exceptions, including exceptions based on immateriality thresholders of aggregate assets and revenues of Canadian subsidiaries) (the “Guarantors”). The New Term Loan Facility is secured by a lien on substantially all of Holdings’, the Borrower’s and the Guarantors’ assets (subject to certain permitted exceptions). The New Term Loan Facility has a first- priority lien on the fixed asset collateral (equal in priority with the liens securing the Notes) and a second-priority lien on the current asset collateral (second in priority to the liens securing the New Revolving Credit Facility), in each case, subject to other permitted liens.
The Borrower will be required to prepay the New Term Loan Facility with 100% of the net cash proceeds of certain asset sales (such percentage subject to reduction based on the achievement of specific first lien net leverage ratios) and subject to certain reinvestment rights, 100% of the net cash proceeds of certain debt issuances and 50% of excess cash flow (such percentage subject to reduction based on the achievement of specific first lien net leverage ratios).
The New Term Loan Facility contains certain customary negative covenants, including, but not limited to, restrictions on the ability of Holdings and that of its restricted subsidiaries to merge and consolidate with other companies, incur indebtedness, grant liens or security interests on assets, pay dividends or make other restricted payments, sell or otherwise transfer assets or enter into transactions with affiliates.
The New Term Loan Facility provides that, upon the occurrence of certain events of default, the Company’s obligations thereunder may be accelerated. Such events of default will include payment defaults to the lenders thereunder, material inaccuracies of representations and warranties, covenant defaults, cross-defaults to other material indebtedness, voluntary and involuntary bankruptcy, insolvency, corporate arrangement, winding-up,
liquidation or similar proceedings, material money judgments, change of control and other customary events of default.